Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 14, 2021	Dec. 25, 2021	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year[1]	Summary Compensation Table Total for PEO Robert H. Swan ($)	Compensation Actually Paid to PEO Robert H. Swan[2] ($)	Summary Compensation Table Total for PEO Patrick P. Gelsinger ($)	Compensation Actually Paid to PEO Patrick P. Gelsinger[2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs[2,3] ($)	Value of Initial Fixed $100 Investment Based On:[4]		Net Income (in billions) ($)	Revenue (Non-GAAP)* (in billions)[5] ($)
							TSR ($)	Peer Group TSR ($)
2023	N/A	N/A	16,855,400	82,484,119	8,815,275	23,524,978	93.55	218.92	1.7	54.2
2022	N/A	N/A	11,614,700	(78,501,522)	12,812,380	5,207,059	48.06	138.70	8.0	63.1
2021	605,300	(26,428,474)	178,590,400	124,177,488	10,538,800	2,003,497	89.75	192.25	19.9	74.7
2020	22,389,500	(41,412,608)	N/A	N/A	10,896,140	(10,755,073)	80.28	142.28	20.9	72.9

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote	The following table shows the PEO(s) and Non-PEO NEOs for each of 2020, 2021, 2022, and 2023.

	PEO	Non-PEO NEOs
2023	Patrick P. Gelsinger	Michelle Johnston Holthaus, Sandra L. Rivera, David A. Zinsner, and Christoph Schell
2022	Patrick P. Gelsinger	Michelle Johnston Holthaus, Sandra L. Rivera, David A. Zinsner, Christoph Schell, and George S. Davis
2021	Robert H. Swan; Patrick P. Gelsinger†	Sandra L. Rivera, Steven R. Rodgers, George S. Davis, Gregory M. Bryant, and Navin Shenoy
2020	Robert H. Swan	George S. Davis, Navin Shenoy, Steven R. Rodgers, Gregory M. Bryant, and Venkata Renduchintala
†    Mr. Swan ceased being Intel’s CEO effective as of February 15, 2021, and Mr. Gelsinger was appointed Intel’s CEO effective as of February 15, 2021.

Peer Group Issuers, Footnote			Pursuant to the SEC rules, company TSR and Peer Group TSR is determined based on the value of an initial fixed investment of $100 on December 29, 2019, the first day of fiscal year 2020, through the end of the listed year. The Peer Group TSR set forth in this table utilizes the S&P 500 IT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K under the Exchange Act, and included in our 2023 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote	The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate “compensation actually paid” to Mr. Gelsinger for 2023 and the average “compensation actually paid” to our Non-PEO NEOs for 2023.

	Amounts Deducted from Summary Compensation Table Total		Amounts Added to Summary Compensation Table Total
			Fair Value of Equity Awards						Pension Service Cost† ($)
	Stock Awards ($)	Change in Pension Value ($)	(+) Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	(+) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(+) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	(+) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(-) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	(+) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)
Patrick P. Gelsinger	12,426,800	112,000	39,256,959	37,053,600	N/A	1,856,960	N/A	N/A	0
Non-PEO NEOs	6,708,425	—	17,298,652	3,402,670	N/A	716,805	N/A	N/A	0
†        The pension plan benefit that the NEOs participate in was frozen effective in January 2020 so there is no ongoing service cost.

Non-PEO NEO Average Total Compensation Amount			$ 8,815,275	$ 12,812,380	$ 10,538,800	$ 10,896,140
Non-PEO NEO Average Compensation Actually Paid Amount			$ 23,524,978	5,207,059	2,003,497	(10,755,073)
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate “compensation actually paid” to Mr. Gelsinger for 2023 and the average “compensation actually paid” to our Non-PEO NEOs for 2023.

	Amounts Deducted from Summary Compensation Table Total		Amounts Added to Summary Compensation Table Total
			Fair Value of Equity Awards						Pension Service Cost† ($)
	Stock Awards ($)	Change in Pension Value ($)	(+) Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	(+) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(+) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	(+) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	(-) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	(+) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)
Patrick P. Gelsinger	12,426,800	112,000	39,256,959	37,053,600	N/A	1,856,960	N/A	N/A	0
Non-PEO NEOs	6,708,425	—	17,298,652	3,402,670	N/A	716,805	N/A	N/A	0
†        The pension plan benefit that the NEOs participate in was frozen effective in January 2020 so there is no ongoing service cost.

Compensation Actually Paid vs. Total Shareholder Return
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Intel TSR and S&P 500 IT Index TSR

Swan CAP ($M)	Average NEO CAP ($M)	Gelsinger CAP ($M)	INTC	S&P 500 IT Index TSR

Compensation Actually Paid vs. Net Income
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Net Income and Revenue (Non-GAAP)

Swan CAP ($M)	Average NEO CAP ($M)	Gelsinger CAP ($M)	Net Income ($B)	Non-GAAP Revenue ($B)

Compensation Actually Paid vs. Company Selected Measure
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Net Income and Revenue (Non-GAAP)

Swan CAP ($M)	Average NEO CAP ($M)	Gelsinger CAP ($M)	Net Income ($B)	Non-GAAP Revenue ($B)

Total Shareholder Return Vs Peer Group
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our TSR, our Peer Group TSR, our net income, and our revenue.
Compensation Actually Paid vs. Intel TSR and S&P 500 IT Index TSR

Swan CAP ($M)	Average NEO CAP ($M)	Gelsinger CAP ($M)	INTC	S&P 500 IT Index TSR

Tabular List, Table

Three Most Important Performance Measures
Revenue (Non-GAAP)
Gross Margin Percentage (Non-GAAP)
Cash Flow from Operations

Total Shareholder Return Amount			$ 93.55	48.06	89.75	80.28
Peer Group Total Shareholder Return Amount			218.92	138.70	192.25	142.28
Net Income (Loss)			$ 1,700,000,000	$ 8,000,000,000.0	$ 19,900,000,000	$ 20,900,000,000
Company Selected Measure Amount			54,200,000,000	63,100,000,000	74,700,000,000	72,900,000,000
PEO Name	Mr. Swan	Mr. Gelsinge	Mr. Gelsinge	Mr. Gelsinge		Mr. Swan
Additional 402(v) Disclosure			See “Appendix A: Non-GAAP Financial Measures” on page A-1 for a reconciliation to the comparable GAAP measure.The dollar amounts reported represent the “compensation actually paid,” as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our executives during the applicable year. In accordance with SEC rules, certain adjustments were made to the Summary Compensation Table total compensation to determine the amount of “compensation actually paid,” including adding (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (see beginning on page 81 for additional information).
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue (Non-GAAP)
Non-GAAP Measure Description			Revenue is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” to our NEOs to company performance for 2023 and therefore was selected as the 2023 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K under the Exchange Act.
Measure:: 2
Pay vs Performance Disclosure
Name			Gross Margin Percentage (Non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name			Cash Flow from Operations
Gelsinger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,855,400	$ 11,614,700	$ 178,590,400
PEO Actually Paid Compensation Amount			82,484,119	$ (78,501,522)	124,177,488
Swan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					605,300	$ 22,389,500
PEO Actually Paid Compensation Amount					$ (26,428,474)	$ (41,412,608)
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,426,800)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(112,000)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			39,256,959
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			37,053,600
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,856,960
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,708,425)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,298,652
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,402,670
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			716,805
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0